SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NATURE OF OPERATIONS - Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash	$ 61,175	$ 153,483
Restricted cash	25,439	8,548
Total cash and restricted cash	$ 86,614	$ 162,031	$ 187,324